RELATED PARTIES (Detail Textuals) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012 Apex	Dec. 31, 2012 Apex Note Purchase Agreement (the "Purchase Agreement")	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2012 Chief Financial Officer	Jun. 04, 2012 Chief Financial Officer	Dec. 31, 2011 Chief Financial Officer	Jun. 30, 2011 Chief Financial Officer	Dec. 31, 2012 Chief Financial Officer Series D Preferred Stock	Dec. 31, 2012 Separation Agreement Chief Financial Officer	Dec. 31, 2012 Separation Agreement Chief Financial Officer	Jul. 23, 2012 Separation Agreement Chief Financial Officer
Related Party Transaction [Line Items]
Accounts payable to former CFO							$ 0		$ 855,000	$ 400,000
Percentage of interest accrued on outstanding accounts payable balance							25.00%	12.00%
Interest expense to related parties	114,000	275,000
Due from related party	202,000		191,000	201,000	201,908
Amount paid per month												205,000
Amount payable														891,000
Interest rate													25.00%
Payment due from first day of each month beginning may 1 2013												36,000	36,000
Rent expense	$ 84,000
Common shares issued in exchange for services (in shares)						17,200					2,000